DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------


LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this annual report for the Dreyfus MidCap Index Fund for the 12-month period ended October 31, 1998. As you know, it was a turbulent year in the stock market, particularly for mid-cap stocks. Even so, your Fund produced a total return of 5.88%,* as compared with a total return of 6.71% for the Standard & Poor's MidCap 400 Index, the Fund's benchmark.** The difference in performance is accounted for by transaction costs and other Fund expenses.

ECONOMIC REVIEW

So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease credit in both late September and mid-October. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the price of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of this industrial weakness was to cool off a
U.S.    economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management (hedge fund) crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. The prospects for world economic weakness and monetary ease in the major countries will be powerfully influenced by whether foreign financial stresses calm down or intensify in the coming months. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET OVERVIEW

  The 12 months ended October 31, 1998, encompassed some very different market phases. There was stock market strength during the early part of the period. Then small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. A sharp decline until the end of August was followed by a brief rebound and then a renewed decline amid financial fears until early October. The last few weeks of the fiscal year saw a strong rally in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard & Poor's Stock Price Index was 22.01%. Returns on mid-cap and small-cap stock indices tended to be weaker than on large-caps, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the fiscal year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly 11 months of the fiscal year, but then eased policy twice. Second, weakness in emerging country economies contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports, and then for a broader list of stocks

  The trigger for the sharp decline in stocks in August appeared to be the Russian default in the summer of 1998. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America shifted down sharply while expectations for U.S. corporate profits weakened somewhat. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns about financial contagion among emerging countries and potential loan losses by financial institutions. However, in the last few weeks of the fiscal year, these fears began to ebb and the stock market rebounded.

  The erosion of expectations about average corporate profit growth over the last year contributed to an outperformance by a small group of super-cap growth stocks for much of the fiscal year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these super-growth stocks. In addition, many of the financial stocks that fall into the value category fell sharply following the Russian default and global margin call concerns.

  The fiscal year ended October 31, 1998 was characterized by very different performances of the various market sectors. Super-cap growth stocks did best, followed by large-cap stocks in general with mid-cap and small-cap stocks lagging behind. For example, the total return for the fiscal year on the Russell 1000 Index with a heavy large-cap representation was 19.71%, while the Russell 1000 Growth Index returned 24.64% and the Russell 1000 Value Index returned 14.83% . The return on the Russell Midcap Index was 4.46%, while the small-cap Russell 2000 Index return was -11.84%.***

PORTFOLIO FOCUS

  The Dreyfus MidCap Index Fund is designed to provide returns in line with the S&P MidCap 400 Index. Stocks in this category, as noted earlier, had a difficult year, significantly underperforming large-capitalization stocks. A strong rally in mid-cap stocks in October helped year-over-year returns significantly.

  We thank you for being an investor in this Dreyfus Fund.

               Sincerely,


               [signature logo Steven A. Falci]


               Steven A. Falci

               Portfolio Manager

November 24, 1998

New York, N.Y.

*   Total return includes reinvestment of dividends and any capital gains paid.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor' s Midcap 400 Index is a broad-based index of 400 companies with market capitalizations generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of overall mid-cap stock market performance.

*** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.


DREYFUS MIDCAP INDEX FUND                                    OCTOBER 31, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS MIDCAP INDEX FUND
   WITH THE STANDARD & POOR'S MIDCAP 400 INDEX AND THE STANDARD & POOR'S 500
                          COMPOSITE STOCK PRICE INDEX

                                    Dollars

$35,410

Standard & Poor's 500 Composite Stock Price Index*

$31,597

Standard & Poor's MidCap 400 Index*

$29,489

Dreyfus MidCap Index Fund

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
--------------------------------------------------------------------------------



     One Year Ended           Five Years Ended         From Inception (6/19/91)
     October 31, 1998          October 31, 1998         to October 31, 1998
    __________________        __________________        __________________

         5.88%                      14.95%                      15.81%
--------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus MidCap Index Fund on 6/19/91 (Inception Date) to a $10,000 investment made on that date in the Standard & Poor' s MidCap 400 Index as well as to the Standard & Poor's 500 Composite Stock Price Index which are described below. For comparative purposes, the value of each Index on 6/30/91 is used as the beginning value on 6/19/91. All dividends and capital gain distributions are reinvested.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's MidCap 400 Index is a broad-based index of 400 companies with market capitalizations generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of overall midcap stock market performance. The Fund holds stocks in generally the same proportion as the stocks within the Index itself. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance. The Indices do not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.


DREYFUS MIDCAP INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS OCTOBER 31, 1998

     Shares                   COMMON STOCKS--90.6%                    Value
________________                                                _______________

                              Basic Industries--5.9%

                19,800  (a)   Airgas . . . . . . . . . . . . . .  $     227,700

                13,200        Albemarle  . . . . . . . . . . . .        251,625

                 1,400  (a)   American Standard  . . . . . . . .         44,713

                14,710        Bowater  . . . . . . . . . . . . .        600,352

                18,900        Cabot  . . . . . . . . . . . . . .        530,381

                11,089        Calgon Carbon  . . . . . . . . . .         78,316

                 6,633        CalMat . . . . . . . . . . . . . .        155,461

                 5,891        Chesapeake . . . . . . . . . . . .        206,185

                33,016        Clayton Homes  . . . . . . . . . .        509,685

                25,042        Consolidated Papers  . . . . . . .        602,573

                20,676        Crompton & Knowles . . . . . . . .        332,108

                12,400  (a)   Cytec Industries . . . . . . . . .        297,600

                 6,443        Dexter . . . . . . . . . . . . . .        188,458

                23,200        Ethyl  . . . . . . . . . . . . . .        127,600

                10,079        Ferro  . . . . . . . . . . . . . .        257,015

                 3,842        Fuller (H.B.)  . . . . . . . . . .        158,002

                11,551        GenCorp  . . . . . . . . . . . . .        255,566

                 8,579        Georgia Gulf . . . . . . . . . . .        146,379

                25,700        Georgia Pacific (Timber Group) . .        570,219

                11,700        Glatfelter (P.H.)  . . . . . . . .        144,056

                 7,625        Granite Construction . . . . . . .        254,008

                13,802        Hanna (M.A.) . . . . . . . . . . .        202,717

                31,722        IMC Global . . . . . . . . . . . .        824,772

                 7,121  (a)   Jacobs Engineering Group . . . . .        232,323

                 9,446        Lawter International . . . . . . .         72,026

                14,336        Longview Fibre . . . . . . . . . .        172,032

                15,488        Lubrizol . . . . . . . . . . . . .        431,728

                21,838        Lyondell Petrochemical . . . . . .        368,516

                 6,200        Minerals Technologies  . . . . . .        282,488

                 1,517        NCH  . . . . . . . . . . . . . . .        103,915

                13,240        Olin . . . . . . . . . . . . . . .        366,583

                27,813        RPM  . . . . . . . . . . . . . . .        467,606

                 7,800        Rayonier . . . . . . . . . . . . .        305,663

                 9,625        Schulman (A.)  . . . . . . . . . .        191,297

                33,700        Solutia  . . . . . . . . . . . . .        739,294

                28,393        Sonoco Products  . . . . . . . . .        805,651

                10,641        Southdown  . . . . . . . . . . . .        579,269

                28,100  (a)   Sybron International . . . . . . .        695,475

                19,500        Unisource Worldwide  . . . . . . .        179,156

                 9,400        Vulcan Materials . . . . . . . . .      1,115,075

                16,113        Wausau-Mosinee Paper . . . . . . .        280,970

                 8,661        Wellman  . . . . . . . . . . . . .        108,804

                16,016        Witco  . . . . . . . . . . . . . .        301,301

                                                                  _____________

                                                                     14,764,663
                                                                  _____________


STATEMENT OF INVESTMENTS (CONTINUED) OCTOBER 31, 1998

     Shares                   COMMON STOCKS (CONTINUED)               Value

________________                                                   _____________
                              Capital Goods--27.4%

                16,500        AGCO . . . . . . . . . . . . . . . .   156,750

                 9,122        AMETEK . . . . . . . . . . . . . . .   193,272

                15,900  (a)   ACNielsen  . . . . . . . . . . . . .   425,325

                37,312  (a)   ADC Telecommunications . . . . . . .   858,176

                 8,448        Albany International, Cl. A  . . . .   154,176

                              Capital Goods (continued)

                48,800  (a)   Allied Waste Industries  . . . . . .  $ 1,055,300

                27,104  (a)   Altera . . . . . . . . . . . . . . .    1,128,204

                61,000        America Online . . . . . . . . . . .    7,750,779

                26,500  (a)   American Power Conversion  . . . . .    1,124,594

                22,300        American Water Works . . . . . . . .      712,206

                45,226  (a)   Analog Devices . . . . . . . . . . .      898,867

                26,562  (a)   Arrow Electronics  . . . . . . . . .      579,384

                27,600  (a)   Atmel  . . . . . . . . . . . . . . .      319,125

                10,704        Avnet  . . . . . . . . . . . . . . .      532,524

                59,010  (a)   Cadence Design System  . . . . . . .    1,261,339

                15,800  (a)   Cambridge Technology Partners  . . .      349,575

                27,220        Cintas . . . . . . . . . . . . . . .    1,456,270

                17,628  (a)   Cirrus Logic . . . . . . . . . . . .      171,322

                11,700  (a)   Citrix Systems . . . . . . . . . . .      829,238

                42,276        Comdisco . . . . . . . . . . . . . .      652,636

                50,800  (a)   Compuware  . . . . . . . . . . . . .    2,752,725

                12,100  (a)   Comverse Technology  . . . . . . . .      556,600

                10,142        Cordant Technologies . . . . . . . .      412,653

                11,300  (a)   Corrections Corporation of America  .     217,525

                16,100  (a)   Covance  . . . . . . . . . . . . . .      448,788

                25,218  (a)   Cypress Semiconductor  . . . . . . .      280,550

                37,204        Danaher  . . . . . . . . . . . . . .    1,485,835

                19,201        Diebold  . . . . . . . . . . . . . .      598,831

                13,608        Donaldson  . . . . . . . . . . . . .      247,496

                16,800  (a)   Electronic Arts  . . . . . . . . . .      690,900

                12,713        Federal Signal . . . . . . . . . . .      305,907

                17,560  (a)   First Health Group . . . . . . . . .      404,978

                22,800  (a)   Fiserv . . . . . . . . . . . . . . .    1,060,200

                10,915  (a)   Flowserve  . . . . . . . . . . . . .      196,470

                28,200  (a)   FORE Systems . . . . . . . . . . . .      440,625

                11,500  (a)   GTECH Holdings . . . . . . . . . . .      276,000

                12,746        Harsco . . . . . . . . . . . . . . .      417,432

                18,280        Hubbell  . . . . . . . . . . . . . .      728,915

                 8,109  (a)   Information Resources  . . . . . . .       64,365

                33,000  (a)   Informix . . . . . . . . . . . . . .      168,094

                22,800  (a)   Intergrated Device Technology  . . .      158,175

                16,300  (a)   Intuit . . . . . . . . . . . . . . .      823,150

                 9,088        Kaydon . . . . . . . . . . . . . . .      319,216

                 3,100  (a)   Keane  . . . . . . . . . . . . . . .      103,075

                10,585        Kelly Services, Cl. A  . . . . . . .      332,766

                 8,300        Kennametal . . . . . . . . . . . . .      172,225

                18,500  (a)   Lexmark International Group,  Cl. A     1,293,844

                21,340        Linear Technology  . . . . . . . . .    1,272,398

                12,800  (a)   Litton Industries  . . . . . . . . .      835,200

                 8,726  (a)   MagneTek . . . . . . . . . . . . . .      110,711

                22,400        Manpower . . . . . . . . . . . . . .      540,400

                15,007        Mark IV Industries . . . . . . . . .      230,733

                36,400  (a)   Maxim Integrated Products  . . . . .    1,299,025

                12,000  (a)   Medaphis . . . . . . . . . . . . . .       39,000

STATEMENT OF INVESTMENTS (CONTINUED) OCTOBER 31, 1998

     Shares                   COMMON STOCKS (CONTINUED)               Value

________________                                                   ____________

                              Capital Goods (continued)

                18,209  (a)   Mentor Graphics  . . . . . . . . . . $    146,810

                15,800  (a)   Microchip Technology . . . . . . . .      427,588

                 2,200  (a)   Modis Professional Services  . . . .       38,775

                43,563        Molex  . . . . . . . . . . . . . . .    1,554,655

                28,200  (a)   NCR  . . . . . . . . . . . . . . . .      948,225

                19,200  (a)   NOVA . . . . . . . . . . . . . . . .      554,400

                36,100  (a)   Networks Associates  . . . . . . . .    1,534,250

                 4,568        Nordson  . . . . . . . . . . . . . .      204,704

                13,900        Ogden  . . . . . . . . . . . . . . .      373,563

                22,550        Olsten . . . . . . . . . . . . . . .      207,178

                10,740        Pentair  . . . . . . . . . . . . . .      404,093

                11,400        Pittston Brinks Group  . . . . . . .      339,150

                 2,900  (a)   Platinum Technology  . . . . . . . .       47,669

                10,254  (a)   Policy Management Systems  . . . . .      465,916

                 6,723        Precision Castparts  . . . . . . . .      295,812

                17,200        Premark International  . . . . . . .      545,025

                19,400  (a)   QUALCOMM . . . . . . . . . . . . . .    1,079,125

                47,306  (a)   Quantum  . . . . . . . . . . . . . .      827,855

                20,980  (a)   Quintiles Transnational  . . . . . .      949,345

                25,650  (a)   Robert Half International  . . . . .    1,029,206

                 9,105        Rollins  . . . . . . . . . . . . . .      157,061

                 8,500  (a)   SPX  . . . . . . . . . . . . . . . .      462,719

                16,700  (a)   SCI Systems  . . . . . . . . . . . .      659,650

                20,621  (a)   Sensormatic Electronics  . . . . . .      115,993

                 2,836  (a)   Sequa, Cl. A . . . . . . . . . . . .      181,504

                12,082  (a)   Sequent Computer Systems . . . . . .      119,310

                24,400  (a)   Siebel Systems . . . . . . . . . . .      498,675

                32,500  (a)   Solectron  . . . . . . . . . . . . .    1,860,625

                15,818        Sotheby's Holdings, Cl. A  . . . . .      342,064

                25,411  (a)   Sterling Commerce  . . . . . . . . .      895,738

                22,100  (a)   Sterling Software  . . . . . . . . .      578,744

                 7,726        Stewart & Stevenson Services . . . .      105,750

                27,100        Stewart Enterprises  . . . . . . . .      624,994

                25,926  (a)   Storage Technology . . . . . . . . .      866,901

                10,069  (a)   Structural Dynamics Research . . . .      144,742

                15,726        Sundstrand . . . . . . . . . . . . .      738,139

                28,900  (a)   SunGuard Data Systems  . . . . . . .      975,375

                15,976  (a)   Symantec . . . . . . . . . . . . . .      255,616

                16,311        Symbol Technologies  . . . . . . . .      729,917

                18,600  (a)   Synopsys . . . . . . . . . . . . . .      841,650

                13,500  (a)   Tech Data  . . . . . . . . . . . . .      531,563

                 6,000        Tecumseh Products, Cl. A . . . . . .      312,000

                10,400        Teleflex . . . . . . . . . . . . . .      402,350

                23,344  (a)   Teradyne . . . . . . . . . . . . . .      758,680

                12,051        Trinity Industries . . . . . . . . .      447,393

                30,600  (a)   U.S. Filter  . . . . . . . . . . . .      648,338

                 6,200  (a)   UCAR International . . . . . . . . .      111,600

                 8,238        Varian Associates  . . . . . . . . .      322,312

                27,600        Viad . . . . . . . . . . . . . . . .      757,275

                17,869  (a)   Vishay Intertechnology . . . . . . .      270,269


                              Capital Goods (continued)

                7,482         Watts Industries, Cl. A  . . . . . . $    137,482

               20,066  (a)    Xilinx . . . . . . . . . . . . . . .      896,072

               11,350         York International . . . . . . . . .      427,044

                                                                    ___________

                                                                     69,044,758
                                                                    ___________

                             Consumer Cyclical--12.7%

               15,200  (a)   Abercrombie & Fitch, Cl. A . . . . . .     603,250

                6,768        Arvin Industries . . . . . . . . . . .     268,182

                6,300        Bandag . . . . . . . . . . . . . . . .     222,863

                8,186        Banta  . . . . . . . . . . . . . . . .     203,627

               19,000  (a)   Barnes & Noble . . . . . . . . . . . .     619,875

               38,600  (a)   Bed Bath & Beyond  . . . . . . . . . .   1,063,913

               34,764        Belo (A.H.), Cl. A . . . . . . . . . .     632,270

               27,900  (a)   Best Buy . . . . . . . . . . . . . . .   1,339,200

               10,507  (a)   BJ's Wholesale Club  . . . . . . . . .     377,595

               11,544        Bob Evans Farms  . . . . . . . . . . .     227,273

                1,500  (a)   Borders Group  . . . . . . . . . . . .      38,063

                6,500        Borg-Warner Automotive . . . . . . . .     304,688

               18,371  (a)   Brinker International  . . . . . . . .     444,349

               12,700  (a)   Buffets  . . . . . . . . . . . . . . .     137,319

               17,300  (a)   Burlington Industries  . . . . . . . .     160,025

               20,900        Callaway Golf  . . . . . . . . . . . .     227,288

                8,432        Carlisle Cos.  . . . . . . . . . . . .     325,686

                9,066  (a)   Chris-Craft Industries . . . . . . . .     404,004

               26,473  (a)   Circus Circus Enterprises  . . . . . .     296,167

               14,152        Claire's Stores  . . . . . . . . . . .     239,700

               13,200  (a)   CompUSA  . . . . . . . . . . . . . . .     183,150

               17,325        Cracker Barrel Old Country Store . . .     448,284

               16,400        Dollar Tree Stores . . . . . . . . . .     632,425

               47,870        Family Dollar Stores . . . . . . . . .     867,644

               10,500        Fastenal . . . . . . . . . . . . . . .     379,313

               14,817        Federal-Mogul  . . . . . . . . . . . .     802,896

                9,200  (a)   General Nutrition  . . . . . . . . . .     133,975

               11,700        Hannaford Brothers . . . . . . . . . .     512,606

               42,424        Harley-Davidson  . . . . . . . . . . .   1,643,930

               16,370        Heilig-Meyers  . . . . . . . . . . . .     125,844

               17,122        HON Industries . . . . . . . . . . . .     362,772

                8,506        Houghton Mifflin . . . . . . . . . . .     331,734

               31,476        International Game Technology  . . . .     710,177

               23,300  (a)   Jones Apparel Group  . . . . . . . . .     401,925

                8,448  (a)   Lands' End . . . . . . . . . . . . . .     144,144

                1,600  (a)   Lear . . . . . . . . . . . . . . . . .      51,400

               12,400        Lee Enterprises  . . . . . . . . . . .     337,125

               54,692        Leggett & Platt  . . . . . . . . . . .   1,278,426

               10,900  (a)   Lone Star Steakhouse/Saloon  . . . . .      87,200

                7,400        Media General, Cl. A . . . . . . . . .     331,150

               19,200        Meritor Automotive . . . . . . . . . .     358,800

                9,600  (a)   Micro Warehouse  . . . . . . . . . . .     209,400

               24,160        Miller (Herman)  . . . . . . . . . . .     533,030

                8,220        Modine Manufacturing . . . . . . . . .     269,205

               10,000  (a)   Nine West Group  . . . . . . . . . . .     126,875


STATEMENT OF INVESTMENTS (CONTINUED) OCTOBER 31, 1998

     Shares                   COMMON STOCKS (CONTINUED)               Value

________________                                                   ____________

                              Consumer Cyclical (continued)

                 5,688        OEA  . . . . . . . . . . . . . . . .       63,635

                68,468  (a)   Office Depot . . . . . . . . . . . .    1,711,700

                34,600  (a)   OfficeMax  . . . . . . . . . . . . .      315,725

                13,700  (a)   Outback Steakhouse . . . . . . . . .      474,363

                 9,700  (a)   Payless ShoeSource . . . . . . . . .      455,294

                24,223  (a)   Promus Hotel . . . . . . . . . . . .      772,108

                21,552        Reynolds & Reynolds, Cl. A . . . . .      387,936

                13,200        Ross Stores  . . . . . . . . . . . .      429,000

                13,000        Ruddick  . . . . . . . . . . . . . .      252,688

                39,330  (a)   Saks . . . . . . . . . . . . . . . .      894,758

                 5,700        Sbarro . . . . . . . . . . . . . . .      133,950

                 4,500  (a)   Scholastic . . . . . . . . . . . . .      177,469

                34,032        Shaw Industries  . . . . . . . . . .      591,306

                 7,907        Standard Register  . . . . . . . . .      226,832

                24,800  (a)   Starbucks  . . . . . . . . . . . . .    1,075,700

                 7,700        Superior Industries International  .      201,644

                13,896        TCA Cable TV . . . . . . . . . . . .      384,746

                 9,738        Tiffany  . . . . . . . . . . . . . .      314,659

                12,800  (a)   U.S. Foodservice . . . . . . . . . .      608,000

                 6,712  (a)   U.S. Office Products . . . . . . . .       51,599

                17,137        Unifi  . . . . . . . . . . . . . . .      289,187

                12,114        Wallace Computer Services  . . . . .      264,994

                17,600        Warnaco Group, Cl. A . . . . . . . .      449,900

                 2,769        Washington Post, Cl. B . . . . . . .    1,470,339

                16,400  (a)   Westpoint Stevens  . . . . . . . . .      466,375

                                                                    ___________

                                                                     31,862,674

                                                                    ___________

                              Consumer Staples--3.8%

                 5,388        Church & Dwight  . . . . . . . . . .      165,344

                11,177        Dean Foods . . . . . . . . . . . . .      523,922

                28,600        Dial . . . . . . . . . . . . . . . .      788,288

                16,743        Dole Food  . . . . . . . . . . . . .      504,383

                 7,528        Dreyers Grand Ice Cream  . . . . . .       98,805

                 4,478        Enesco Group . . . . . . . . . . . .      113,629

                11,016        First Brands . . . . . . . . . . . .      415,854

                27,725        Flowers Industries . . . . . . . . .      568,363

                20,800        Hormel Foods . . . . . . . . . . . .      677,300

                25,700        IBP  . . . . . . . . . . . . . . . .      695,506

                11,300  (a)   Imation  . . . . . . . . . . . . . .      199,869

                20,200        Interstate Bakeries  . . . . . . . .      506,263

                 5,177        International Multifoods . . . . . .      107,746

                11,999        Lancaster Colony . . . . . . . . . .      359,970

                 8,345        Lance  . . . . . . . . . . . . . . .      159,598

                20,436        McCormick & Co.  . . . . . . . . . .      634,793

                 8,120        Smucker (J.M.), Cl. A  . . . . . . .      178,640

                64,266        Tyson Foods, Cl. A . . . . . . . . .    1,478,118

                 9,766        Universal  . . . . . . . . . . . . .      362,563

                14,228        Universal Foods  . . . . . . . . . .      308,570

                12,600  (a)   Vlasic Foods International . . . . .      235,463

                28,200        Whitman  . . . . . . . . . . . . . .      604,538

                                                                    ___________

                                                                      9,687,525
                                                                    ___________

                              Energy--6.4%

                15,862        AGL Resources  . . . . . . . . . . .      332,111

                20,070  (a)   BJ Services  . . . . . . . . . . . .      410,181

                33,500        El Paso Energy . . . . . . . . . . .    1,187,156

                39,100        ENSCO International  . . . . . . . .      525,406

                48,100  (a)   Global Marine  . . . . . . . . . . .      595,238

                 8,325        Indiana Energy . . . . . . . . . . .      186,272

                44,094        KeySpan Energy . . . . . . . . . . .    1,317,308

                12,500        KN Energy  . . . . . . . . . . . . .      621,094

                36,014        LG&E Energy  . . . . . . . . . . . .      949,869

                21,980        MCN  . . . . . . . . . . . . . . . .      424,489

                12,482        Murphy Oil . . . . . . . . . . . . .      515,663

                28,000  (a)   Nabors Industries  . . . . . . . . .      518,000

                10,637        National Fuel Gas  . . . . . . . . .      502,598

                15,877        Noble Affiliates . . . . . . . . . .      519,972

                36,500  (a)   Noble Drilling . . . . . . . . . . .      627,344

                 7,800  (a)   Ocean Energy . . . . . . . . . . . .       97,500

                21,337  (a)   Parker Drilling  . . . . . . . . . .      105,351

                 7,100        Pioneer Natural Resources  . . . . .      106,944

                10,086        Quaker State . . . . . . . . . . . .      142,465

                22,896        Questar  . . . . . . . . . . . . . .      450,765

                34,982  (a)   Ranger Oil . . . . . . . . . . . . .      223,010

                17,520  (a)   Seagull Energy . . . . . . . . . . .      209,145

                13,410  (a)   Smith International  . . . . . . . .      481,922

                16,205        Tidewater  . . . . . . . . . . . . .      458,804

                43,469        Tosco  . . . . . . . . . . . . . . .    1,219,849

                27,900        Transocean Offshore  . . . . . . . .    1,030,556

                25,100        Ultramar Diamond Shamrock  . . . . .      676,131

                14,900        UtiliCorp United . . . . . . . . . .      535,469

                15,576        Valero Energy  . . . . . . . . . . .      389,400

                17,930  (a)   Varco International  . . . . . . . .      193,868

                12,160        Washington Gas Light . . . . . . . .      321,480

                 9,523  (a)   Weatherford International  . . . . .      258,907

                                                                    ___________

                                                                     16,134,267
                                                                    ___________


                              Health Care--9.0%

                 7,795  (a)   Acuson . . . . . . . . . . . . . . .      117,412

                 8,600  (a)   Agouron Pharmaceuticals  . . . . . .      333,250

                31,400        Allegiance . . . . . . . . . . . . .    1,167,688

                14,400  (a)   Apria Healthcare Group . . . . . . .       58,500

                 7,912        Beckman Coulter  . . . . . . . . . .      371,864

                14,038        Bergen Brunswig, Cl. A . . . . . . .      685,230

                28,700  (a)   Beverly Enterprises  . . . . . . . .      193,725

                20,452  (a)   Biogen . . . . . . . . . . . . . . .    1,421,414

                12,551        Carter-Wallace . . . . . . . . . . .      222,780

                19,597  (a)   Centocor . . . . . . . . . . . . . .      872,067

                49,380  (a)   Chiron . . . . . . . . . . . . . . .    1,111,050

                13,100  (a)   Concentra Managed Care . . . . . . .      134,275

                14,700        DENTSPLY International . . . . . . .      378,525

                22,400  (a)   Forest Laboratories  . . . . . . . .      936,600

                20,620  (a)   Foundation Health  . . . . . . . . .      242,285

                21,958  (a)   Genzyme  . . . . . . . . . . . . . .      923,608


STATEMENT OF INVESTMENTS (CONTINUED) OCTOBER 31, 1998

     Shares                   COMMON STOCKS (CONTINUED)               Value

________________                                                   ____________

                              Health Care (continued)

                69,800  (a)   Health Management Association  . . .  $ 1,243,313

                18,800        Hillenbrand Industries . . . . . . .    1,112,725

                33,250  (a)   IVAX . . . . . . . . . . . . . . . .      315,875

                 2,900        ICN Pharmaceuticals  . . . . . . . .       67,788

                17,600  (a)   Lincare Holdings . . . . . . . . . .      702,900

                26,400        McKesson . . . . . . . . . . . . . .    2,032,800

                34,198        Mylan Laboratories . . . . . . . . .    1,177,694

                17,148  (a)   NovaCare . . . . . . . . . . . . . .       70,736

                24,600        Omnicare . . . . . . . . . . . . . .      850,238

                11,300  (a)   Oxford Health Plans  . . . . . . . .      133,481

                12,736  (a)   PacifiCare Health Systems, Ser. B  .    1,002,960

                20,700  (a)   Perrigo  . . . . . . . . . . . . . .       164,306

                19,300  (a)   PSS World Medical  . . . . . . . . .       427,013

                20,900  (a)   Quorum Health Group  . . . . . . . .       303,050

                19,000  (a)   Steris . . . . . . . . . . . . . . .       437,000

                26,750        Stryker  . . . . . . . . . . . . . .     1,121,828

                22,400  (a)   Total Renal Care Holdings  . . . . .       548,800

                11,500  (a)   Trigon Healthcare  . . . . . . . . .       431,250

                24,800  (a)   Watson Pharmaceuticals . . . . . . .     1,379,500

                                                                    ___________

                                                                      22,693,530
                                                                    ___________


                              Interest Sensitive--13.4%

                74,168        AFLAC  . . . . . . . . . . . . . . .    2,827,655

                19,400        AMBAC  . . . . . . . . . . . . . . .    1,128,838

                17,059        American Financial Group . . . . . .      598,131

                17,625        Associated Banc-Corp . . . . . . . .      619,078

                11,300  (a)   CCB Financial  . . . . . . . . . . .      594,663

                37,134        Charter One Financial  . . . . . . .    1,018,864

                12,957        City National  . . . . . . . . . . .      442,967

                31,190        Crestar Financial  . . . . . . . . .    2,054,641

                31,700        Dime Bancorp . . . . . . . . . . . .      754,856

                26,374        Edwards (A.G.) . . . . . . . . . . .      911,551

                15,700        FINOVA Group . . . . . . . . . . . .      765,375

                52,182        First Security . . . . . . . . . . .    1,066,470

                35,544        First Tennessee National . . . . . .    1,126,301

                14,409        First Virginia Banks . . . . . . . .      657,411

                40,500        Firstar  . . . . . . . . . . . . . .    2,298,375

                26,800  (a)   Greenpoint Financial . . . . . . . .      879,375

                43,300        Hibernia, Cl. A  . . . . . . . . . .      722,569

                 8,044        HSB Group  . . . . . . . . . . . . .      324,777

                29,491        Marshall & Iisley  . . . . . . . . .    1,437,686

                19,951        Mercantile Bankshares  . . . . . . .      650,901

                39,800        North Fork Bancorp . . . . . . . . .      791,025

                29,605        Old Kent Financial . . . . . . . . .    1,245,260

                38,050        Old Republic International . . . . .      722,950

                22,370        Pacific Century Financial  . . . . .      455,789

                39,150        Paine Webber Group . . . . . . . . .    1,309,078

                 8,700        PMI Group  . . . . . . . . . . . . .      438,806


                              Interest Sensitive (continued)

                33,200        T. Rowe Price Associates . . . . . . $  1,180,675

                17,500  (a)   Protective Life  . . . . . . . . . .      648,594

                12,200        Provident Financial Group  . . . . .      470,081

                25,400        ReliaStar Financial  . . . . . . . .    1,112,838

                45,742        SouthTrust . . . . . . . . . . . . .    1,669,583

                40,100        Sovereign Bancorp  . . . . . . . . .      526,313

                24,800        TCF Financial  . . . . . . . . . . .      584,350

                 9,300        Wilmington Trust . . . . . . . . . .      512,081

                20,900        Zions Bancorp  . . . . . . . . . . .    1,109,006

                                                                    ___________

                                                                     33,656,913
                                                                    ___________


                             Mining and Metals--.6%

               16,500        AK Steel Holding . . . . . . . . . . .     285,656

                6,344        Carpenter Technology . . . . . . . . .     222,437

                3,168        Cleveland-Cliffs . . . . . . . . . . .     125,730

                6,300        Inland Steel Industries  . . . . . . .     114,975

                1,900  (a)   MAXXAM . . . . . . . . . . . . . . . .     100,581

               12,900        Martin Marietta Materials  . . . . . .     632,906

                7,168        Oregon Steel Mills . . . . . . . . . .      87,808

                                                                    ___________

                                                                      1,570,093
                                                                    ___________


                              Transportation--1.6%

                13,938        Airborne Freight . . . . . . . . . .     326,672

                 7,287  (a)   Alaska Air Group . . . . . . . . . .     261,877

                12,457        Alexander & Baldwin  . . . . . . . .     253,033

                 7,200        Arnold Industries  . . . . . . . . .      91,800

                 8,280        ASA Holdings . . . . . . . . . . . .     297,045

                13,300        CNF Transportation . . . . . . . . .     402,325

                13,646        GATX . . . . . . . . . . . . . . . .     470,787

                 9,900        Hunt (J.B.) Transport  . . . . . . .     165,825

                30,388        Kansas City Southern Industries  . .    1,173,737

                 9,800        Newport News Shipbuilding  . . . . .      257,863

                10,270        Overseas Shipholding Group . . . . .      181,009

                14,200  (a)   Wisconsin Central Transportation . .      214,775

                                                                    ___________

                                                                      4,096,748
                                                                    ___________


                              Utilities--9.8%

                 9,868        Aliant Communications  . . . . . . .      278,463

                34,022        Allegheny Energy . . . . . . . . . .    1,046,177

                 5,992        Black Hills  . . . . . . . . . . . .      154,669

                16,700  (a)   Calenergy  . . . . . . . . . . . . .      457,163

                25,487        Century Telephone Enterprises  . . .    1,447,980

                10,600        Cincinnati Bell  . . . . . . . . . .      274,938

                 6,220        Cleco  . . . . . . . . . . . . . . .      210,314

                 9,015        CMP Group  . . . . . . . . . . . . .      166,214

                28,145        CMS Energy . . . . . . . . . . . . .    1,240,139

                14,536        Comsat . . . . . . . . . . . . . . .      573,264

DREYFUS STATEMENT OF INVESTMENTS (CONTINUED) OCTOBER 31, 1998

     Shares                   COMMON STOCKS (CONTINUED)               Value

________________                                                   ____________


                              Utilities (continued)

                29,799        Conectiv . . . . . . . . . . . . . .   $  681,652

                17,688        Energy East  . . . . . . . . . . . .      864,501

                26,916        Florida Progress . . . . . . . . . .    1,128,790

                 8,929        Hawaiian Electric Industries . . . .      353,812

                10,483        Idacorp  . . . . . . . . . . . . . .      327,594

                19,876        Illinova . . . . . . . . . . . . . .      503,111

                21,279        Interstate Energy  . . . . . . . . .      658,319

                12,451        IPALCO Enterprises . . . . . . . . .      571,190

                17,180        Kansas City Power & Light  . . . . .      494,999

                26,233        MidAmerican Energy Holdings  . . . .      682,058

                 9,437        Minnesota Power & Light  . . . . . .      395,764

                15,315        Montana Power  . . . . . . . . . . .      663,331

                14,211        Nevada Power . . . . . . . . . . . .      358,828

                31,028        New Century Energies . . . . . . . .    1,499,040

                17,416        New England Electric System  . . . .      708,614

                33,396        NIPSCO Industries  . . . . . . . . .      999,793

                36,260  (a)   Northeast Utilities  . . . . . . . .      566,563

                22,446        OGE Energy . . . . . . . . . . . . .      596,222

                23,536        Pinnacle West Capital  . . . . . . .    1,031,171

                32,883        Potomac Electric Power . . . . . . .      861,124

                11,594        Public Service of New Mexico . . . .      255,793

                23,490        Puget Sound Power & Light  . . . . .      634,230

                29,364        SCANA  . . . . . . . . . . . . . . .      992,870

                36,618        TECO Energy  . . . . . . . . . . . .    1,011,572

                17,000        Telephone & Data Systems . . . . . .      677,875

                              Utilities (continued)

                10,257  (a)   Vanguard Cellular Systems  . . . . .      235,911

                31,387        Wisconsin Energy . . . . . . . . . .      961,227

                                                                    ___________

                                                                     24,565,275
                                                                    ___________

                              TOTAL COMMON STOCKS

                                 (cost $203,680,013)  . . . . . .  $228,076,446
                                                                  =============


 Principal        SHORT-TERM
 Amount             INVESTMENTS--8.5%

 ___________

                  U.S. Government Agency--7.9%

$19,940,000       Federal Home Loan Bank,

                        5.40%, 11/2/1998 . . . . . . . . . . . .  $  19,937,009
                                                                  _____________

                  U.S. Treasury Bills--.6%

    246,000  (b)        4.84%, 11/27/98  . . . . . . . . . . . . .      245,414

    426,000  (b)        4.45%, 12/17/98  . . . . . . . . . . . . .      423,917

    100,000  (b)        4.53%, 12/24/98  . . . . . . . . . . . . .       99,407

    142,000  (b)        4.14%, 12/31/98  . . . . . . . . . . . . .      141,046

    350,000  (b)        3.72%, 1/7/99  . . . . . . . . . . . . . .      347,354

    300,000  (b)        3.95%, 1/14/99 . . . . . . . . . . . . . .      297,462
                                                                    ___________

                                                                      1,554,600
                                                                    ___________

TOTAL SHORT-TERM INVESTMENTS
  (cost $21,491,219). . . . . . . . . . . . . . . . . . .         $  21,491,609
                                                                   =============

TOTAL INVESTMENTS
  (cost $225,171,232). . . . . . . . . . . . .      99.1%         $ 249,568,055
                                                    ======        =============

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . .   9%         $   2,203,510
                                                    =======       =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . 100.0%       $ 251,771,565
                                                    =======       =============

NOTES TO STATEMENT OF INVESTMENTS:
-------------------------------------------------------------------------------

(a) Non-income producing.
(b) Held by the custodian in a segregated account as collateral for open financial futures positions.


STATEMENT  OF FINANCIAL FUTURES
OCTOBER 31, 1998

Financial Futures Purchased
----------------------

                                                                               Market Value                           Unrealized
                                                                                 Covered                             Appreciation
                                                               Contracts       by Contracts         Expiration        at 10/31/98
                                                               ________        ____________        ____________       ___________
Standard & Poor's MidCap 400 . . . . . . . . . . . . . . .        141           $23,716,200        December '98        $1,884,700
                                                                                                                       ==========


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 1998

                                                                                                    Cost               Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $225,171,232      $249,568,055

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              238,156

                                 Receivable for investment securities sold . . . . . . . .                            1,585,469

                                 Receivable for futures variation margin--Note 4(a)  . . .                              432,200

                                 Receivable for shares of Common Stock subscribed  . . . .                              303,200

                                 Dividends and interest receivable . . . . . . . . . . . .                              231,433
                                                                                                                   ____________

                                                                                                                    252,358,513
                                                                                                                   ____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               48,720

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               48,720

                                 Payable for shares of Common Stock redeemed . . . . . . .                              489,508
                                                                                                                   ____________

                                                                                                                        586,948
                                                                                                                   ____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $251,771,565
                                                                                                                   ============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $172,223,830

                                 Accumulated undistributed investment income--net  . . . .                            2,289,671

                                 Accumulated net realized gain (loss) on investments . . .                           50,976,541

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments (including $1,884,700 net unrealized
                                   appreciation on financial futures)--Note 4(b) . . . . .                           26,281,523
                                                                                                                   ____________


 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $251,771,565
                                                                                                                   ============


SHARES OUTSTANDING

(200 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                            9,760,163


NET ASSET VALUE, offering and redemption price per share--Note 3(c). . . . . . . . . . . .                               $25.80
                                                                                                                         ======

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                           YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
INCOME:                          Cash dividends  . . . . . . . . . . . . . . . . .          $ 3,133,874

                                 Interest    . . . . . . . . . . . . . . . . . . .              905,444

                                                                                           ____________


                                    Total Income . . . . . . . . . . . . . . . . .                                $ 4,039,318


EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .              683,079

                                 Shareholder servicing costs--Note 3(b)  . . . . .              683,079

                                 Interest expense--Note 2  . . . . . . . . . . . .                1,239

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  205

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                  1,367,602

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  2,671,716

                                                                                                                 ____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .          $54,266,513

                                 Net realized gain (loss) on financial futures . .           (2,358,928)

                                                                                           ____________

                                    Net Realized Gain (Loss) . . . . . . . . . . .                                 51,907,585

                                 Net unrealized appreciation (depreciation) on

                                    investments (including $1,822,400 net unrealized

                                    appreciation on financial futures) . . . . . .                               (38,375,039)

                                                                                                                 ____________



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 13,532,546

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $16,204,262

                                                                                                                 ============

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Year Ended           Year Ended
                                                                                          October 31, 1998     October 31, 1997
                                                                                          _______________      _______________

OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    2,671,716       $    2,140,753

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .            51,907,585           17,095,238

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .           (38,375,039)          36,244,257

                                                                                           _______________       ______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .            16,204,262           55,480,248

                                                                                           _______________       ______________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,039,372)          (2,236,912)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .           (17,600,666)          (8,243,435)

                                                                                           _______________       ______________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (19,640,038)         (10,480,347)

                                                                                           _______________       ______________


CAPITAL STOCK TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .           196,809,454           76,561,680

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,175,235            9,015,232

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (179,206,556)         (80,546,553)

   Redemption fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               412,437             --

                                                                                           _______________       ______________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . .            34,190,570            5,030,359

                                                                                           _______________       ______________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .            30,754,794           50,030,260


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           221,016,771          170,986,511

                                                                                           _______________       ______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  251,771,565       $  221,016,771

                                                                                           ===============       ===============



UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . .       $     2,289,671       $    1,657,327

                                                                                           _______________       ______________


                                                                                               Shares                Shares

                                                                                           _______________       ______________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,389,574            3,242,152

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .               654,969              428,888

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (6,607,784)          (3,366,259)

                                                                                           _______________       ______________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . .             1,436,759              304,781

                                                                                           ===============       ===============

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statement.



                                               Year Ended October 31,


                                                                   ____________________________________________________________

PER SHARE DATA:                                                      1998         1997        1996         1995        1994
                                                                    ______       ______      _______      _______     _______
   Net asset value, beginning of period  . . . . . . . . . .        $26.55       $21.32       $19.40       $17.14      $17.63
                                                                    ______       ______      _______      _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .27          .25          .28          .29         .26

   Net realized and unrealized gain (loss) on investments  .          1.16         6.25         2.81         3.00         .08

                                                                    ______       ______      _______      _______     _______

   Total from Investment Operations  . . . . . . . . . . . .          1.43         6.50         3.09         3.29         .34

                                                                    ______       ______      _______      _______     _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.23)        (.27)        (.30)        (.28)       (.27)

   Dividends from net realized gain on investments . . . . .         (1.99)       (1.00)        (.87)        (.75)       (.56)

                                                                    ______       ______      _______      _______     _______

   Total Distributions . . . . . . . . . . . . . . . . . . .         (2.22)       (1.27)       (1.17)       (1.03)       (.83)

                                                                    ______       ______      _______      _______     _______

   Redemption fee added to paid-in capital . . . . . . . . .           .04           --           --           --          --

                                                                    ______       ______      _______      _______     _______

   Net asset value, end of period  . . . . . . . . . . . . .        $25.80       $26.55       $21.32       $19.40      $17.14

                                                                    ======       ======       ======       ======      ======


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          5.88%       32.02%       16.65%       20.78%       1.89%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .50%         .50%         .50%         .50%        .40%

   Ratio of net investment income to average
       net assets  . . . . . . . . . . . . . . . . . . . . .           .98%        1.07%        1.49%        1.80%       1.68%

   Decrease reflected in above expense ratios due to
       undertakings by the Manager . . . . . . . . . . . . .            --          .09%         .17%         .35%        .43%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .         67.85%       20.15%       14.66%       20.46%      19.81%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $251,772     $221,017     $170,987     $122,982     $75,404

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus MidCap Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investment  results  that  correspond  to  the  price  and  yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation (" Dreyfus" ) serves as the Fund's investment adviser. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor" ) is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the
accrual    basis.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing
market    rates    in    effect    at    the    time    of    borrowings.

  The average daily amount of borrowings outstanding during the period ended October 31, 1998 was approximately $20,500, with a related weighted average annualized interest rate of 6.03%.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement (" Agreement" ) with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the Fund's expenses, except management fees, brokerage commissions, taxes, commitment fees, interest, fees and expenses of non-interested Directors (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of the fees and expenses of non-interested Directors (including counsel). Each director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. Amounts required to be paid by the Fund directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

(B) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, the Fund was charged $683,079 pursuant to the Shareholder Services Plan.

  (C) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges service) where the redemption or exchange occurs within a six month period following the date of issuance.

DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4-- SECURITIES TRANSACTIONS:

  (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1998 amounted to $171,438,250 and $172,559,546, respectively.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 1998 are set forth in the Statement of Financial Futures.

  (B)   At   October  31,  1998,  accumulated  net  unrealized  appreciation  on investments and financial futures was $26,281,523, consisting of $43,318,098 gross unrealized appreciation and $17,036,575 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS MIDCAP INDEX FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS MIDCAP INDEX FUND

  We have audited the accompanying statement of assets and liabilities of Dreyfus MidCap Index Fund including the statements of investments and financial futures, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of October 31, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus MidCap Index Fund at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

December 4, 1998



Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS MIDCAP INDEX FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02109

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02904









Printed in U.S.A.                                             113AR9810

MidCap Index

Fund

Annual Report

October 31, 1998